UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07657
Oppenheimer Developing Markets Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.

February 28, 2010

Oppenheimer

Developing Markets Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

At the 2010 Lipper Awards, Oppenheimer Developing Markets Fund's Class Y shares was ranked #1 out of 230 funds in Lipper's Emerging Markets funds category for the 3-year period ended December 31, 2009, based on Consistent Return. See page 2 for specific information on the methodology used to determine the Lipper award rankings.

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Brazil	13.4%
India	13.2
Mexico	9.7
Hong Kong	9.5
Taiwan	7.0
South Africa	5.1
Korea, Republic of South	4.6
United Kingdom	4.6
Russia	4.6
United States	4.3
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.

Top Ten Common Stock Holdings

Infosys Technologies Ltd.	4.5%
Petroleo Brasileiro SA, Sponsored ADR	3.2
America Movil SAB de CV, ADR, Series L	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1
HDFC Bank Ltd., ADR	2.5
SABMiller plc	2.1
NHN Corp.	2.1
MediaTek, Inc.	2.0
Magnit	2.0
Natura Cosmeticos SA	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER DEVELOPING MARKETS FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.
11 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,132.20	$7.21
Class B	1,000.00	1,127.00	11.61
Class C	1,000.00	1,128.20	10.92
Class N	1,000.00	1,130.20	8.91
Class Y	1,000.00	1,133.80	5.46

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.05	6.83
Class B	1,000.00	1,013.93	10.99
Class C	1,000.00	1,014.58	10.34
Class N	1,000.00	1,016.46	8.43
Class Y	1,000.00	1,019.69	5.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.36%
Class B	2.19
Class C	2.06
Class N	1.68
Class Y	1.03
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Shares	Value

Common Stocks—95.5%
Consumer Discretionary—9.9%
Automobiles—0.7%
PT Astra International Tbk	19,163,500	$75,009,773
Distributors—1.5%
CFAO[1]	906,434	34,842,908
China Resources Enterprise Ltd.	37,115,000	131,014,088

		165,856,996

Diversified Consumer Services—0.4%
MegaStudy Co. Ltd.	250,455	44,783,487
New Oriental Education & Technology
Group, Inc., Sponsored ADR[1]	13,900	1,086,841

		45,870,328

Hotels, Restaurants & Leisure—0.8%
Ctrip.com International Ltd., ADR[1]	1,495,800	57,184,434
Jollibee Foods Corp.	29,207,700	36,292,895

		93,477,329

Household Durables—1.5%
Corporacion GEO SA de CV, Series B1	13,320,900	39,248,410
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,242,800	77,415,349
Gafisa SA	3,168,000	23,964,010
MRV Engenharia e Participacoes SA	1,781,000	12,861,163
SARE Holding SA de CV, Cl. B1,2	36,930,070	11,906,959

		165,395,891

Internet & Catalog Retail—0.5%
B2W Compania Global do Varejo	2,648,000	55,021,664

Media—3.3%
Grupo Televisa SA, Sponsored GDR	7,615,193	140,576,463
Net Servicos de Comunicacao SA, Preference[1]	4,479,271	54,530,040
Television Broadcasts Ltd.	11,813,100	53,950,825
Zee Entertainment Enterprises Ltd.[2]	22,403,673	120,024,015

		369,081,343

Multiline Retail—1.2%
Lojas Americanas SA, Preference	18,282,300	131,010,589

Textiles, Apparel & Luxury Goods—0.0%
Ports Design Ltd.	354,500	871,377

Consumer Staples—18.8%

Beverages—7.9%
Anadolu Efes Biracilik ve Malt Sanayii AS	4,094,970	41,307,166
Carlsberg AS, Cl. B	2,139,800	165,253,509
Companhia de Bebidas das Americas, Sponsored ADR, Preference	850,300	82,436,585
East African Breweries Ltd.	3,280,648	6,488,725
Fomento Economico Mexicano SA de CV, Sponsored ADR	2,018,000	86,370,400
Fomento Economico Mexicano SA de CV, UBD	27,769,900	119,416,829
Grupo Modelo SA de CV, Series C1	23,782,500	132,309,047
Nigerian Breweries plc	12,164,608	4,611,790
SABMiller plc	9,120,670	239,205,154
United Spirits Ltd.	38,800	1,139,595

		878,538,800
F1 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing—6.8%
Almacenes Exito SA	1,665,532	$15,402,364
Almacenes Exito SA, GDR[3]	2,844,661	26,270,444
BIM Birlesik Magazalar AS	1,151,658	51,011,040
Cencosud SA	30,019,568	116,125,243
Dairy Farm International Holdings Ltd.	4,213,900	26,084,041
Magnit	3,500,566	222,285,941
Shinsegae Department Store Co.	293,153	133,952,142
Wal-Mart de Mexico SAB de CV, Series V	33,204,518	164,874,058
Wumart Stores, Inc.	4,595,000	8,799,431

		764,804,704

Food Products—0.2%
Tingyi (Cayman Islands) Holding Corp.	11,008,000	25,555,311
Household Products—1.0%
Hindustan Unilever Ltd.	14,329,090	73,409,198
Unilever Indonesia Tbk	28,396,000	34,981,682

		108,390,880

Personal Products—2.7%
Colgate-Palmolive (India) Ltd.	680,900	10,164,395
Natura Cosmeticos SA	11,968,400	220,671,825
Oriflame Cosmetics SA	1,187,368	69,278,954

		300,115,174

Tobacco—0.2%
Eastern Tobacco Co.	986,587	22,233,250

Energy—12.0%
Energy Equipment & Services—1.2%
Tenaris SA, ADR	3,239,067	134,194,546

Oil, Gas & Consumable Fuels—10.8%
China Shenhua Energy Co. Ltd.	15,870,500	68,289,675
CNOOC Ltd.	131,051,000	206,652,054
DNO International ASA[1]	30,064,244	33,070,058
Niko Resources Ltd.	586,600	55,749,857
NovaTek OAO, Sponsored GDR[3]	1,242,939	79,299,508
NovaTek OAO, Sponsored GDR	1,206,700	76,987,460
OAO Gazprom, Sponsored ADR	5,633,300	125,284,592
Pacific Rubiales Energy Corp.[1]	2,247,500	35,778,013
PetroChina Co. Ltd.	68,160,000	76,131,896
Petroleo Brasileiro SA, Sponsored ADR	9,435,700	362,330,880
Tullow Oil plc	4,766,646	86,419,171

		1,205,993,164

Financials—17.1%
Capital Markets—0.8%
Eqyptian Financial Group-Hermes Holding SAE	9,476,611	49,880,967
Mirae Asset Securities Co. Ltd.	850,671	43,270,617

		93,151,584

Commercial Banks—8.0%
Banco Santander Chile SA	465,497,800	28,741,551
Bancolombia SA, Sponsored ADR	1,589,700	73,730,286
Commercial International Bank	12,104,316	138,791,747
Credicorp Ltd.	700,400	54,701,240
HDFC Bank Ltd., ADR	2,289,758	278,640,651
ICICI Bank Ltd., Sponsored ADR	2,576,800	98,562,600
F2 | OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value

Commercial Banks Continued
PT Bank Central Asia Tbk	118,656,100	$61,965,558
Standard Bank Group Ltd.	9,444,641	131,423,907
Yapi ve Kredi Bankasi AS1	14,043,646	30,148,661

		896,706,201

Diversified Financial Services—3.2%
BM&F BOVESPA SA	14,146,098	92,133,787
Bolsa Mexicana de Valores SA1	1,706,617	2,444,053
Haci Omer Sabanci Holding AS	9,349,573	35,366,959
Haci Omer Sabanci Holding AS1	4,932,780	18,180,954
Hong Kong Exchanges & Clearing Ltd.	12,191,000	204,017,044
JSE Ltd.	670,931	5,403,938

		357,546,735

Insurance—0.1%
Aksigorta AS	6,889,286	7,038,520
Real Estate Management & Development—3.6%
Hang Lung Development Co.	6,182,000	31,100,546
Hang Lung Properties Ltd.	45,298,000	173,030,114
Multiplan Empreendimentos Imobiliarios SA	1,526,300	26,182,276
Parque Arauco SA	5,565,264	6,888,307
SM Prime Holdings, Inc.[2]	777,907,737	160,219,480

		397,420,723

Thrifts & Mortgage Finance—1.4%
Housing Development Finance Corp. Ltd.	2,800,717	151,884,453
Health Care—1.1%
Health Care Providers & Services—0.4%
Diagnosticos da America	4,640,400	38,517,002
Life Sciences Tools & Services—0.4%
Divi’s Laboratories Ltd.	3,648,868	49,305,819
Pharmaceuticals—0.3%
Sun Pharmaceutical Industries Ltd.	1,115,400	37,249,352
Industrials—3.6%
Aerospace & Defense—0.9%
Empresa Brasileira de Aeronautica SA, ADR	4,472,487	98,215,815
Construction & Engineering—0.7%
GS Engineering &Construction Corp.	345,762	25,994,005
Hyundai Engineering & Construction Co. Ltd.	562,952	29,072,183
Impulsora del Desarrollo y el Empleo en America Latina SA de CV1	21,083,600	26,069,060

		81,135,248

Electrical Equipment—0.2%
ABB Ltd.	1,110,487	19,138,770
Industrial Conglomerates—1.3%
Enka Insaat ve Sanayi AS	24,371,643	95,343,317
SM Investments Corp.	5,858,110	46,039,347

		141,382,664

Machinery—0.2%
Shanghai Zhenhua Port Machinery Co.Ltd., B Shares	39,361,762	29,678,769

Transportation Infrastructure—0.3%
DP World Ltd.	95,621,178	36,622,911
F3 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares		Value

Information Technology—16.8%
Computers & Peripherals—0.8%
High Tech Computer Corp.	8,205,800		$82,895,914
Electronic Equipment & Instruments—0.3%
Synnex Technology International Corp.	16,018,826		33,763,275
Internet Software & Services—4.0%
Baidu, Inc., ADR[1]	119,100		61,774,788
NHN Corp.[1]	1,510,675		235,737,714
Sohu.com, Inc.[1]	1,214,300		62,184,303
Tencent Holdings Ltd.	4,363,600		85,561,335

			445,258,140

IT Services—5.8%
Cielo SA	670,000		5,220,153
Infosys Technologies Ltd.	8,853,304		499,638,962
Tata Consultancy Services Ltd.	7,038,206		116,293,359
Travelsky Technology Ltd., Cl. H2	31,327,000		25,183,806

			646,336,280

Semiconductors & Semiconductor Equipment—5.9%
Epistar Corp.	28,759,000		77,204,767
Epistar Corp., GDR [1,4]	1,035,800		13,905,615
MediaTek, Inc.	14,351,379		225,970,735
Taiwan Semiconductor Manufacturing Co. Ltd.	188,253,429		345,133,732

			662,214,849

Materials—6.2%
Chemicals—0.2%
Asian Paints Ltd.	64,200		2,520,308
Sociedad Quimica y Minera Chile SA, Sponsored ADR	377,800		13,808,590

			16,328,898

Metals & Mining—6.0%
Anglo American plc[1]	5,122,330		186,672,695
Anglo Platinum Ltd.[1]	857,893		79,373,849
Impala Platinum Holdings Ltd.	8,610,354		209,447,070
Vale SA, Sponsored ADR, Preference	8,036,300		197,692,980

			673,186,594

Telecommunication Services—10.0%
Diversified Telecommunication Services—1.0%
PT Telekomunikasi Indonesia Tbk	129,066,400		115,113,650
Wireless Telecommunication Services—9.0%
America Movil SAB de CV, ADR, Series L	7,852,000		349,963,640
China Mobile Ltd.	18,107,000		178,687,116
MTN Group Ltd.	9,371,700		135,797,116
Orascom Telecom Holding SAE[2]	167,624,196		188,691,718
Philippine Long Distance Telephone Co.	1,011,120		56,995,382
Turkcell lletisim Hizmetleri AS	15,073,100		88,776,534

			998,911,506

Total Common Stocks (Cost $8,407,197,807)			10,650,424,791

	Principal
	Amount

Non-Convertible Corporate Bonds and Notes—0.0%
Trent Ltd., 2% Sec.
Debs., 7/7/10
(Cost $745,068)	32,425,500	INR	822,070
Structured Securities—0.1%
JPMorgan Chase Bank NA, Daqin Railway Co. Ltd. Cv. Equity Linked Nts.[3]	$442,066		627,545
F4 | OPPENHEIMER DEVELOPING MARKETS FUND

	Principal
	Amount	Value

Structured Securities Continued
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts., 2/10/12[3]	$1,238,000	$5,495,039

Total Structured Securities (Cost $6,777,278)		6,122,584

	Shares

Investment Companies—3.6%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[5,6]	203,567	203,567
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,5]	407,100,363	407,100,363

Total Investment Companies (Cost $407,303,930)		$407,303,930

Total Investments, at Value (Cost $8,822,024,083)	99.2%	11,064,673,375
Other Assets Net of Liabilities	0.8	92,107,166

Net Assets	100.0%	$11,156,780,541

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency: INR Indian Rupee
1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	August 31,	Gross	Gross	February 28,
	2009	Additions	Reductions	2010

Oppenheimer Institutional
Money Market Fund, Cl. E	408,045,867	1,476,579,552	1,477,525,056	407,100,363
Orascom Telecom Holding SAE	20,747,715	161,679,783	14,803,302	167,624,196
SARE Holding SA de CV, Cl. B	35,824,170	1,105,900	—	36,930,070
SINA Corp.	2,948,662	852,800	3,801,462	—
SM Prime Holdings, Inc.	684,173,737	93,734,000	—	777,907,737
Travelsky Technology Ltd., Cl. H	30,715,000	1,386,000	774,000	31,327,000
Zee Entertainment Enterprises Ltd.	20,276,473	2,127,200	—	22,403,673

				Realized
		Value	Income	Gain (Loss)

Oppenheimer Institutional
Money Market Fund, Cl. E		$407,100,363	$481,118	$—
Orascom Telecom Holding SAE		188,691,718	57,093	(18,115,562)
SARE Holding SA de CV, Cl. B		11,906,959	—	—
SINA Corp.		—	—	11,236,974
SM Prime Holdings, Inc.		160,219,480	—	—
Travelsky Technology Ltd., Cl. H		25,183,806	—	(283,912)
Zee Entertainment Enterprises Ltd.		120,024,015	—	—

		$913,126,341	$538,211	$(7,162,500)

F5 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $111,692,536 or 1.00% of the Fund’s net assets as of February 28, 2010.

4.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2010 was $13,905,615, which represents 0.12% of the Fund’s net assets. See Note 6 of accompanying Notes.

5.	Rate shown is the 7-day yield as of February 28, 2010.

6.	Interest rate is less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$989,421,245	$112,174,045	$—	$1,101,595,290
Consumer Staples	2,064,568,244	35,069,875	—	2,099,638,119
Energy	1,340,187,710	—	—	1,340,187,710
Financials	1,853,867,249	49,880,967	—	1,903,748,216
Health Care	125,072,173	—	—	125,072,173
Industrials	406,174,177	—	—	406,174,177
Information Technology	1,856,562,843	13,905,615	—	1,870,468,458
Materials	689,515,492	—	—	689,515,492
Telecommunication Services	910,134,972	203,890,184	—	1,114,025,156
Non-Convertible Corporate Bonds and Notes	—	822,070	—	822,070
Structured Securities	—	6,122,584	—	6,122,584
Investment Companies	407,303,930	—	—	407,303,930

Total Investments, at Value	10,642,808,035	421,865,340	—	11,064,673,375

Other Financial Instruments:
Foreign currency exchange contracts	—	16,894	—	16,894

Total Assets	$10,642,808,035	$421,882,234	$—	$11,064,690,269

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(88,306)	$—	$(88,306)

Total Liabilities	$—	$(88,306)	$—	$(88,306)

F6 | OPPENHEIMER DEVELOPING MARKETS FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of February 28, 2010 are as follows:

Counterparty/		Contract
Contract		Amount	Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000’s)	Dates	Value	Appreciation	Depreciation

Brown Brothers Harriman:
New Turkish Lira (TRY)	Buy	3,609 TRY	3/1/10	$2,333,844	$16,894	$—
New Turkish Lira (TRY)	Sell	18,866 TRY	3/1/10	12,199,415	—	88,306

Total unrealized appreciation and depreciation					$16,894	$88,306

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Brazil	$1,478,204,118	13.4%
India	1,458,793,547	13.2
Mexico	1,073,178,919	9.7
Hong Kong	1,054,583,683	9.5
Taiwan	778,874,038	7.0
South Africa	561,445,880	5.1
Korea, Republic of South	512,810,148	4.6
United Kingdom	512,297,020	4.6
Russia	503,857,501	4.6
United States	469,488,233	4.3
Egypt	399,597,682	3.6
Turkey	367,173,151	3.3
Philippines	299,547,104	2.7
Indonesia	287,070,663	2.6
Luxembourg	203,473,500	1.8
China	189,763,660	1.7
Cayman Islands	173,978,275	1.6
Chile	165,563,691	1.5
Denmark	165,253,509	1.5
Colombia	115,403,094	1.0
Canada	91,527,870	0.8
Peru	54,701,240	0.5
United Arab Emirates	36,622,911	0.3
France	34,842,908	0.3
Norway	33,070,058	0.3
Bermuda	26,955,418	0.3
Kenya	6,488,725	0.1
Vietnam	5,495,039	0.1
Nigeria	4,611,790	0.0

Total	$11,064,673,375	100.0%

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $7,892,358,614)	$10,151,547,034
Affiliated companies (cost $929,665,469)	913,126,341

11,064,673,375
Cash	228,000
Cash—foreign currencies (cost $29,111,624)	27,384,490
Unrealized appreciation on foreign currency exchange contracts	16,894
Receivables and other assets:
Shares of beneficial interest sold	57,039,816
Investments sold	32,215,849
Interest and dividends	4,474,729
Other	1,827,827

Total assets	11,187,860,980

Liabilities
Unrealized depreciation on foreign currency exchange contracts	88,306
Payables and other liabilities:
Shares of beneficial interest redeemed	16,215,224
Investments purchased	5,544,465
Distribution and service plan fees	3,404,620
Foreign capital gains tax	1,856,306
Transfer and shareholder servicing agent fees	1,722,402
Trustees’ compensation	1,124,718
Shareholder communications	326,708
Other	797,690

Total liabilities	31,080,439

Net Assets	$11,156,780,541

Composition of Net Assets
Paid-in capital	$10,207,372,512
Accumulated net investment loss	(88,858,383)
Accumulated net realized loss on investments and foreign currency transactions	(1,202,051,160)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,240,317,572

Net Assets	$11,156,780,541

F8 | OPPENHEIMER DEVELOPING MARKETS FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,761,968,693 and 246,008,692 shares of beneficial interest outstanding)	$27.49
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.17
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $202,173,368 and 7,420,847 shares of beneficial interest outstanding)	$27.24
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,092,372,828 and 41,118,895 shares of beneficial interest outstanding)	$26.57
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $331,473,429 and 12,434,955 shares of beneficial interest outstanding)	$26.66
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,768,792,223 and 101,839,518 shares of beneficial interest outstanding)	$27.19
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,586,304)	$42,404,825
Affiliated companies	538,211
Interest (net of foreign withholding taxes of $7,496)	73,137
Other income	8,485

Total investment income	43,024,658

Expenses
Management fees	43,010,806
Distribution and service plan fees:
Class A	7,967,781
Class B	1,000,832
Class C	4,877,173
Class N	755,762
Transfer and shareholder servicing agent fees:
Class A	7,008,344
Class B	285,584
Class C	832,171
Class N	578,785
Class Y	1,577,446
Shareholder communications:
Class A	233,883
Class B	21,340
Class C	43,220
Class N	6,463
Class Y	31,702
Custodian fees and expenses	2,200,905
Trustees’ compensation	107,169
Other	249,774

Total expenses	70,789,140
Less waivers and reimbursements of expenses	(318,651)

Net expenses	70,470,489

Net Investment Loss	(27,445,831)
F10 | OPPENHEIMER DEVELOPING MARKETS FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies (net of foreign capital gains tax of $645,258)	$68,892,173
Affiliated companies	(7,162,500)
Foreign currency transactions	(21,239,248)

Net realized gain	40,490,425
Net change in unrealized appreciation on:
Investments	963,030,045
Translation of assets and liabilities denominated in foreign currencies	101,479,842

Net change in unrealized appreciation	1,064,509,887

Net Increase in Net Assets Resulting from Operations	$1,077,554,481

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment income (loss)	$(27,445,831)	$55,018,892
Net realized gain (loss)	40,490,425	(1,209,986,547)
Net change in unrealized appreciation	1,064,509,887	197,396,773

Net increase (decrease) in net assets resulting from operations	1,077,554,481	(957,570,882)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(28,115,831)	(68,190,934)
Class B	—	(1,078,159)
Class C	(420,808)	(4,261,769)
Class N	(705,017)	(2,776,532)
Class Y	(14,503,388)	(29,730,449)

	(43,745,044)	(106,037,843)
Distributions from net realized gain:
Class A	—	(1,016,360,271)
Class B	—	(40,720,539)
Class C	—	(152,607,754)
Class N	—	(54,658,040)
Class Y	—	(313,774,356)

		(1,578,120,960)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	698,866,422	330,623,839
Class B	(1,675,347)	18,839,361
Class C	227,384,040	126,778,500
Class N	41,471,229	67,841,651
Class Y	772,063,543	1,169,394,062

	1,738,109,887	1,713,477,413

Net Assets
Total increase (decrease)	2,771,919,324	(928,252,272)
Beginning of period	8,384,861,217	9,313,113,489

End of period (including accumulated net investment loss of $88,858,383 and $17,667,508, respectively)	$11,156,780,541	$8,384,861,217

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010					Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007		2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.38	$41.13	$48.37	$38.23		$31.11	$21.09
Income (loss) from investment operations:
Net investment income (loss)[1]	(.07)	.21	.55	.35		.42	.55
Net realized and unrealized gain (loss)	3.30	(8.08)	(1.11)	13.94		8.26	9.97

Total from investment operations	3.23	(7.87)	(.56)	14.29		8.68	10.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.56)	(.45)	(.50)		(.45)	(.37)
Distributions from net realized gain	—	(8.32)	(6.23)	(3.65)		(1.11)	(.13)

Total dividends and/or distributions to shareholders	(.12)	(8.88)	(6.68)	(4.15)		(1.56)	(.50)

Net asset value, end of period	$27.49	$24.38	$41.13	$48.37		$38.23	$31.11

Total Return, at Net Asset Value[2]	13.22%	(5.68)%	(3.59)%	39.63%		28.41%	50.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,761,969	$5,388,513	$7,109,601	$8,577,017		$7,069,819	$4,104,558

Average net assets (in thousands)	$6,551,253	$3,900,019	$8,667,934	$8,202,261		$6,540,507	$2,739,224

Ratios to average net assets:[3]
Net investment income (loss)	(0.51)%	0.97%	1.16%	0.80%		1.11%	2.01%
Total expenses	1.36%[4]	1.43%[4]	1.27%[4]	1.32	% [4]	1.37%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.43%	1.27%	1.32%		1.37%	1.43%

Portfolio turnover rate	17%	55%	51%	40%		65%	28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.36%
Year Ended August 31, 2009	1.43%
Year Ended August 31, 2008	1.27%
Year Ended August 31, 2007	1.32%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.17	$40.56	$47.75	$37.75	$30.78	$20.87

Income (loss) from investment operations:
Net investment income (loss)[1]	(.18)	.03	.17	.02	.11	.31
Net realized and unrealized gain (loss)	3.25	(7.88)	(1.09)	13.80	8.21	9.88

Total from investment operations	3.07	(7.85)	(.92)	13.82	8.32	10.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.22)	(.04)	(.17)	(.24)	(.15)
Distributions from net realized gain	—	(8.32)	(6.23)	(3.65)	(1.11)	(.13)

Total dividends and/or distributions to shareholders	—	(8.54)	(6.27)	(3.82)	(1.35)	(.28)

Net asset value, end of period	$27.24	$24.17	$40.56	$47.75	$37.75	$30.78

Total Return, at Net Asset Value[2]	12.70%	(6.43)%	(4.30)%	38.62%	27.44%	49.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202,173	$181,249	$235,659	$329,278	$308,973	$222,723

Average net assets (in thousands)	$202,406	$137,455	$307,320	$327,758	$313,463	$169,763

Ratios to average net assets:[3]
Net investment income (loss)	(1.33)%	0.14%	0.35%	0.04%	0.30%	1.15%
Total expenses	2.19%[4]	2.23%[4]	2.02%[4]	2.06%[4]	2.14%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.19%	2.22%	2.02%	2.06%	2.14%	2.24%

Portfolio turnover rate	17%	55%	51%	40%	65%	28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.19%
Year Ended August 31, 2009	2.23%
Year Ended August 31, 2008	2.02%
Year Ended August 31, 2007	2.06%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.56	$39.91	$47.11	$37.33	$30.49	$20.70

Income (loss) from investment operations:
Net investment income (loss)[1]	(.16)	.05	.20	.04	.15	.34
Net realized and unrealized gain (loss)	3.18	(7.85)	(1.08)	13.62	8.10	9.79

Total from investment operations	3.02	(7.80)	(.88)	13.66	8.25	10.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.23)	(.09)	(.23)	(.30)	(.21)
Distributions from net realized gain	—	(8.32)	(6.23)	(3.65)	(1.11)	(.13)

Total dividends and/or distributions to shareholders	(.01)	(8.55)	(6.32)	(3.88)	(1.41)	(.34)

Net asset value, end of period	$26.57	$23.56	$39.91	$47.11	$37.33	$30.49

Total Return, at Net Asset Value[2]	12.82%	(6.36)%	(4.28)%	38.67%	27.50%	49.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,092,373	$768,598	$923,115	$1,124,129	$945,369	$450,012

Average net assets (in thousands)	$987,481	$532,652	$1,126,359	$1,072,232	$832,650	$294,791

Ratios to average net assets:[3]
Net investment income (loss)	(1.23)%	0.25%	0.43%	0.09%	0.42%	1.28%
Total expenses	2.06%[4]	2.13%[4]	1.99%[4]	2.03%[4]	2.09%	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.06%	2.13%	1.99%	2.03%	2.09%	2.17%

Portfolio turnover rate	17%	55%	51%	40%	65%	28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.06%
Year Ended August 31, 2009	2.13%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	2.03%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.64	$40.21	$47.44	$37.59	$30.67	$20.84

Income (loss) from investment operations:
Net investment income (loss)[1]	(.11)	.12	.36	.17	.30	.45
Net realized and unrealized gain (loss)	3.19	(7.95)	(1.09)	13.71	8.12	9.83

Total from investment operations	3.08	(7.83)	(.73)	13.88	8.42	10.28

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.42)	(.27)	(.38)	(.39)	(.32)
Distributions from net realized gain	—	(8.32)	(6.23)	(3.65)	(1.11)	(.13)

Total dividends and/or distributions to shareholders	(0.06)	(8.74)	(6.50)	(4.03)	(1.50)	(.45)

Net asset value, end of period	$26.66	$23.64	$40.21	$47.44	$37.59	$30.67

Total Return, at Net Asset Value[2]	13.02%	(6.00)%	(3.98)%	39.09%	27.93%	49.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$331,474	$257,960	$282,921	$333,271	$240,673	$98,236

Average net assets (in thousands)	$310,532	$174,883	$365,943	$294,086	$194,085	$57,727

Ratios to average net assets:[3]
Net investment income (loss)	(0.83)%	0.60%	0.77%	0.40%	0.81%	1.67%
Total expenses	1.76%[4]	2.07%[4]	1.69%[4]	1.75%[4]	1.75%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.68%	1.77%	1.68%	1.74%	1.73%	1.80%

Portfolio turnover rate	17%	55%	51%	40%	65%	28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.76%
Year Ended August 31, 2009	2.07%
Year Ended August 31, 2008	1.69%
Year Ended August 31, 2007	1.75%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2010			Year Ended August 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$24.13	$41.18	$48.43	$38.28	$32.15

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.27	.76	.54	.65
Net realized and unrealized gain (loss)	3.27	(8.21)	(1.16)	13.93	7.15

Total from investment operations	3.24	(7.94)	(.40)	14.47	7.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.79)	(.62)	(.67)	(.56)
Distributions from net realized gain	—	(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	(0.18)	(9.11)	(6.85)	(4.32)	(1.67)

Net asset value, end of period	$27.19	$24.13	$41.18	$48.43	$38.28

Total Return, at Net Asset Value[3]	13.38%	(5.45)%	(3.29)%	40.17%	24.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,768,792	$1,788,541	$761,817	$518,186	$297,580

Average net assets (in thousands)	$2,295,462	$1,073,863	$699,864	$416,051	$159,042

Ratios to average net assets:[4]
Net investment income (loss)	(0.21)%	1.37%	1.63%	1.24%	1.76%
Total expenses	1.03%[5]	1.08%[5]	0.95%[5]	0.94%[5]	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.08%	0.95%	0.94%	0.97%

Portfolio turnover rate	17%	55%	51%	40%	65%

1.	For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.03%
Year Ended August 31, 2009	1.08%
Year Ended August 31, 2008	0.95%
Year Ended August 31, 2007	0.94%
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Developing Markets Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to aggressively seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
F18 | OPPENHEIMER DEVELOPING MARKETS FUND

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events.
F19 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.
F20 | OPPENHEIMER DEVELOPING MARKETS FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,045,534,066 and unused capital loss carryforward as follows:

Expiring
2017	$173,662,718
As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,178,706,359 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $40,490,425 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$8,892,349,772
Federal tax cost of other investments	29,111,624

Total federal tax cost	$8,921,461,396

Gross unrealized appreciation	$2,550,759,861
Gross unrealized depreciation	(380,681,152)

Net unrealized appreciation	$2,170,078,709

F21 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$25,663
Payments Made to Retired Trustees	83,939
Accumulated Liability as of February 28, 2010	685,165
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an
F22 | OPPENHEIMER DEVELOPING MARKETS FUND

accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	67,017,323	$1,851,295,174	88,209,250	$1,806,302,825
Dividends and/or distributions reinvested	874,722	24,955,841	65,642,231	985,946,318
Acquisition—Note 8	—	—	2,079,397	51,132,381
Redeemed	(42,861,225)	(1,177,384,593)	(107,797,885)	(2,512,757,685)[1]

Net increase	25,030,820	$698,866,422	48,132,993	$330,623,839

F23 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	1,470,737	$40,243,220	1,848,296	$37,446,107
Dividends and/or distributions reinvested	—	—	2,476,298	37,094,950
Acquisition—Note 8	—	—	334,527	8,159,111
Redeemed	(1,548,492)	(41,918,567)	(2,970,555)	(63,860,807)[1]

Net increase (decrease)	(77,755)	$(1,675,347)	1,688,566	$18,839,361

Class C
Sold	11,889,569	$317,231,652	12,525,228	$246,163,560
Dividends and/or distributions reinvested	11,605	320,554	8,160,988	119,068,816
Acquisition—Note 8	—	—	630,625	14,989,966
Redeemed	(3,398,974)	(90,168,166)	(11,830,496)	(253,443,842)[1]

Net increase	8,502,200	$227,384,040	9,486,345	$126,778,500

Class N
Sold	3,485,199	$93,612,661	5,776,003	$115,636,245
Dividends and/or distributions reinvested	23,453	649,415	3,666,133	53,525,542
Acquisition—Note 8	—	—	76,729	1,829,216
Redeemed	(1,985,140)	(52,790,847)	(5,643,906)	(103,149,352)[1]

Net increase	1,523,512	$41,471,229	3,874,959	$67,841,651

Class Y
Sold	43,253,375	$1,185,528,839	53,732,954	$1,257,989,195
Dividends and/or distributions reinvested	458,881	12,940,456	22,156,097	329,018,042
Acquisition—Note 8	—	—	67,201	1,635,002
Redeemed	(15,986,485)	(426,405,752)	(20,339,983)	(419,248,177)[1]

Net increase	27,725,771	$772,063,543	55,616,269	$1,169,394,062

1.	Net of redemption fees of $63,874 $2,251, $8,724, $2,864 and $17,587 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$3,467,531,399	$1,649,764,701
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4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Next $6 billion	0.85
Next $3 billion	0.80
Over $10 billion	0.75
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $9,732,273 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must
F25 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$13,658,772
Class N	4,113,154
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$1,495,921	$7,891	$149,096	$91,656	$9,644
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
During the six months ended February 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$123,207
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $195,444 for IMMF management fees.
F26 | OPPENHEIMER DEVELOPING MARKETS FUND

5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of February 28, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Acquisition of Oppenheimer Baring China Fund
On August 6, 2009, the Fund acquired all of the net assets of Oppenheimer Baring China Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Baring China Fund shareholders on July 31, 2009. The exchange qualified as a tax-free reorganization for federal income tax purposes.
F27 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
Details of the merger are shown in the following table:

	Exchange Ratio	Shares of	Value of
	to One Share	Beneficial	Issued Shares	Combined Net
	of Oppenheimer	Interest Issued	of Beneficial	Assets on
	Baring China Fund	by the Fund	Interest	August 6, 2009[1]

Class A	0.503493	2,079,397	$51,132,381	$5,313,123,294
Class B	0.500797	334,527	$8,159,111	$179,567,799
Class C	0.513272	630,625	$14,989,966	$746,359,438
Class N	0.517196	76,729	$1,829,216	$256,933,034
Class Y	0.511796	67,201	$1,635,002	$1,749,624,944

1.	The net assets acquired included net unrealized appreciation of $19,769,924 and an unused capital loss carryforward of $34,811,353, potential utilization subject to tax limitations.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F28 | OPPENHEIMER DEVELOPING MARKETS FUND

     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F29 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
15 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Justin Leverenz, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load emerging markets funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other emerging markets funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
16 | OPPENHEIMER DEVELOPING MARKETS FUND

Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18 | OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Developing Markets Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/07/2010